Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Examination [Line Items]
Income tax expense benefit	$ 0	$ 0
Tax credit carryforward, Expiration year	2040
Unrecognized tax benefits	$ 0	$ 0
Domestic Tax Authority [Member]
Income Tax Examination [Line Items]
Operating loss carryforwards	126,017,000
Tax credit carryforward, Amount	3,490,000
Domestic Tax Authority [Member] | Tax Period Before 2018 [Member]
Income Tax Examination [Line Items]
Operating loss carryforwards	$ 27,104,000
Operating loss carryforwards, Expiration year	2037
Domestic Tax Authority [Member] | Tax Period After 2017 [Member]
Income Tax Examination [Line Items]
Operating loss carryforwards	$ 98,913,000
Operating loss carryforwards, Terms	indefinite carryforward period
State and Local Jurisdiction [Member]
Income Tax Examination [Line Items]
Operating loss carryforwards	$ 103,517,000
Operating loss carryforwards, Expiration year	2040